UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Pennsylvania (98.9%)
Allegheny County PA GO VRDO	0.200%	9/7/12 LOC	32,290	32,290
Allegheny County PA GO VRDO	0.200%	9/7/12 LOC	14,455	14,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.180%	9/4/12	89,820	89,820
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.170%	9/7/12 LOC	2,700	2,700
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.170%	9/7/12 LOC	7,000	7,000
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.180%	9/7/12	68,595	68,595
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.170%	9/7/12 LOC	7,725	7,725
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.180%	9/7/12 LOC	10,000	10,000
Beaver County PA Industrial Development
Authority Revenue (FirstEnergy Generation
Project) VRDO	0.170%	9/4/12 LOC	29,910	29,910
Berks County PA Industrial Development
Authority Revenue (Kutztown University)
VRDO	0.170%	9/7/12 LOC	13,395	13,395
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.170%	9/7/12 LOC	97,195	97,195
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.170%	9/7/12 LOC	8,805	8,805
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.240%	9/7/12	9,750	9,750
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.240%	9/7/12	3,750	3,750
1 Bethlehem PA Area School District GO TOB
VRDO	0.170%	9/7/12 LOC	8,985	8,985
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.150%	9/7/12 LOC	28,050	28,050
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village
Project) VRDO	0.280%	9/7/12 LOC	8,320	8,320
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.170%	9/7/12 LOC	6,000	6,000

Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.170%	9/7/12 LOC	5,045	5,045
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.170%	9/7/12 LOC	15,995	15,995
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.150%	9/7/12 LOC	36,485	36,485
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.220%	9/7/12 (13)	15,935	15,935
Cumberland County PA Municipal Authority
Retirement Community Revenue (Wesley
Affiliated Services, Inc. Obligated Group)	7.125%	1/1/13 (Prere.)	1,500	1,549
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.170%	9/7/12 LOC	10,410	10,410
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.160%	9/7/12	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.200%	9/4/12	28,200	28,200
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.160%	9/7/12	8,330	8,330
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.160%	9/7/12	3,200	3,200
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.160%	9/7/12	8,595	8,595
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.160%	9/7/12	30,000	30,000
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.160%	9/7/12	4,235	4,235
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.220%	9/7/12 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.160%	9/7/12	1,000	1,000
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.160%	9/7/12	18,350	18,350
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.160%	9/7/12	9,820	9,820

Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.160%	9/7/12	1,235	1,235
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.160%	9/7/12	1,800	1,800
Delaware County PA Industrial Development
Authority Revenue (Resource Recovery)
VRDO	0.160%	9/7/12	7,955	7,955
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.190%	9/7/12	17,500	17,500
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.190%	9/7/12	14,600	14,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.190%	9/7/12	4,700	4,700
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	9/7/12 LOC	34,880	34,880
Dover PA Area School District GO	5.375%	4/1/13 (Prere.)	1,000	1,030
1 Downingtown PA Area School District GO TOB
VRDO	0.170%	9/7/12	8,200	8,200
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	15,000	15,000
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	5,300	5,300
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	3,700	3,700
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	1,100	1,100
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	4,485	4,485
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	14,600	14,600
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.180%	9/7/12 LOC	81,600	81,600
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.160%	9/4/12	5,980	5,980
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.180%	9/4/12	9,200	9,200
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.180%	9/7/12	5,650	5,650
Haverford Township PA School District GO
VRDO	0.180%	9/7/12 LOC	5,000	5,000
1 Hempfield PA School District GO TOB VRDO	0.170%	9/7/12 LOC	5,000	5,000
Lehigh County PA General Purpose Revenue
Authority Revenue Bonds (Saint Luke's
Bethlehem)	5.375%	8/15/13 (Prere.)	1,000	1,049
Lower Merion PA School District GO	5.000%	5/15/13 (Prere.)	5,000	5,168
Lower Merion PA School District GO VRDO	0.150%	9/7/12 LOC	10,885	10,885
Lower Merion PA School District GO VRDO	0.150%	9/7/12 LOC	6,000	6,000
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.230%	9/7/12 (13)	5,000	5,000

1 Manheim Township PA School District GO TOB
VRDO	0.170%	9/7/12 LOC	5,635	5,635
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.170%	9/7/12 LOC	6,150	6,150
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.170%	9/7/12 LOC	2,615	2,615
Montgomery County PA TRAN	1.500%	12/31/12	25,000	25,112
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.200%	9/7/12 LOC	53,480	53,480
North Pocono PA School District GO	5.000%	3/15/13 (Prere.)	10,000	10,255
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.170%	9/7/12	17,585	17,585
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.170%	9/7/12 LOC	21,360	21,360
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.160%	9/7/12	4,100	4,100
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.170%	9/7/12	11,500	11,500
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.290%	9/7/12 LOC	25,000	25,000
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) TOB VRDO 0.170%		9/7/12 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.150%	9/7/12 LOC	44,500	44,500
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.200%	9/7/12 LOC	5,000	5,000
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.180%		9/7/12 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.220%		9/7/12	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Waste
Management) TOB VRDO	0.170%	9/7/12	9,995	9,995
Pennsylvania GO	5.000%	9/1/12	7,130	7,130
Pennsylvania GO	5.000%	10/1/12	500	502
Pennsylvania GO	2.000%	11/15/12	20,760	20,835
Pennsylvania GO	5.000%	1/1/13 (Prere.)	5,000	5,080
Pennsylvania GO	5.000%	1/1/13 (Prere.)	2,325	2,361
Pennsylvania GO	5.000%	1/1/13 (Prere.)	1,425	1,448
Pennsylvania GO	5.000%	1/1/13 (Prere.)	20,000	20,319
Pennsylvania GO	5.000%	1/1/13	1,085	1,102
Pennsylvania GO	5.500%	1/1/13	7,020	7,141
Pennsylvania GO	5.250%	2/1/13	2,500	2,553
Pennsylvania GO	5.500%	2/1/13	1,100	1,124
Pennsylvania GO	5.000%	2/15/13	13,125	13,411

Pennsylvania GO	5.000%	4/15/13	4,850	4,995
Pennsylvania GO	5.000%	5/1/13	12,740	13,148
Pennsylvania GO	5.500%	6/1/13	1,225	1,274
Pennsylvania GO	3.000%	7/1/13	5,600	5,731
Pennsylvania GO	5.000%	8/1/13	4,000	4,175
1 Pennsylvania GO TOB VRDO	0.190%	9/4/12	20,950	20,950
1 Pennsylvania GO TOB VRDO	0.170%	9/7/12	11,465	11,465
1 Pennsylvania GO TOB VRDO	0.170%	9/7/12	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.170%	9/7/12	19,515	19,515
1 Pennsylvania GO TOB VRDO	0.180%	9/7/12	2,200	2,200
1 Pennsylvania GO TOB VRDO	0.180%	9/7/12	7,000	7,000
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) TOB
VRDO	0.170%	9/7/12 LOC	16,370	16,370
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.210%	9/4/12 LOC	3,305	3,305
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.170%	9/7/12 LOC	5,755	5,755
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
VRDO	0.170%	9/7/12 LOC	45,825	45,825
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.160%	9/7/12 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	1/1/13 (Prere.)	3,390	3,444
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.180%	9/7/12 LOC	14,800	14,800
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.170%	9/7/12	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.160%	9/7/12	85,855	85,855
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.230%	9/7/12	4,855	4,855
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	9/7/12	26,040	26,040
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.180%	9/7/12	9,030	9,030
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	9/7/12	22,715	22,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	9/7/12	21,785	21,785
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.190%	9/7/12	16,000	16,000
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.180%	9/7/12	5,050	5,050
Pennsylvania State University Revenue PUT	0.220%	6/1/13	40,000	40,000
1 Pennsylvania State University Revenue TOB
VRDO	0.180%	9/7/12	4,395	4,395
1 Pennsylvania State University Revenue TOB
VRDO	0.180%	9/7/12	5,500	5,500

1 Pennsylvania State University Revenue TOB
VRDO	0.250%	9/7/12 LOC	25,750	25,750
2 Pennsylvania Turnpike Commission Revenue	0.220%	12/1/12	8,725	8,725
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.170%	9/7/12 LOC	15,000	15,000
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.170%	9/7/12 LOC	5,205	5,205
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.170%	9/7/12 LOC	9,920	9,920
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.190%	9/7/12	12,615	12,615
Philadelphia PA Airport Revenue VRDO	0.170%	9/7/12 LOC	17,250	17,250
Philadelphia PA Airport Revenue VRDO	0.170%	9/7/12 LOC	9,500	9,500
1 Philadelphia PA Authority Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.230%	9/7/12 LOC	3,400	3,400
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.150%	9/7/12	9,200	9,200
Philadelphia PA Gas Works Revenue VRDO	0.150%	9/7/12 LOC	40,300	40,300
Philadelphia PA Gas Works Revenue VRDO	0.150%	9/7/12 LOC	17,420	17,420
Philadelphia PA Gas Works Revenue VRDO	0.170%	9/7/12 LOC	6,200	6,200
Philadelphia PA GO VRDO	0.150%	9/7/12 LOC	24,575	24,575
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.180%	9/7/12	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	9/4/12	8,100	8,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	9/4/12	1,860	1,860
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	9/4/12	3,450	3,450
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.170%	9/7/12 LOC	16,000	16,000
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.170%	9/7/12 LOC	53,075	53,075
Philadelphia PA Industrial Development
Authority Revenue (William Penn Charter
School) VRDO	0.170%	9/7/12 LOC	4,600	4,600
Philadelphia PA School District GO VRDO	0.150%	9/7/12 LOC	5,205	5,205
Philadelphia PA School District GO VRDO	0.150%	9/7/12 LOC	32,525	32,525
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.170%	9/7/12 LOC	6,855	6,855
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.180%	9/7/12 (13)	45,210	45,210
Philadelphia PA Water & Waste Water Revenue
VRDO	0.150%	9/7/12 LOC	17,585	17,585
Ridley PA School District GO VRDO	0.180%	9/7/12 LOC	9,770	9,770

South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.180%	9/7/12 LOC	26,970	26,970
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.180%	9/7/12	9,970	9,970
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.240%	9/7/12	24,200	24,200
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.160%	9/7/12	18,130	18,130
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation BAN	1.250%	12/12/12	70,065	70,267
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.160%	9/7/12	4,500	4,500
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/2/13	20,000	20,298
University of Pittsburgh PA Revenue CP	0.180%	9/5/12	17,670	17,670
University of Pittsburgh PA Revenue CP	0.180%	9/7/12	25,000	25,000
University of Pittsburgh PA Revenue CP	0.170%	10/1/12	20,000	20,000
University of Pittsburgh PA Revenue CP	0.180%	11/5/12	8,950	8,950
1 University of Pittsburgh PA Revenue TOB
VRDO	0.170%	9/7/12	5,395	5,395
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.170%	9/7/12 LOC	8,235	8,235
Westmoreland County PA Industrial
Development Authority Revenue (White
Consolidated Industries, Inc. Project) PUT	0.275%	12/1/12 LOC	6,940	6,940
Wilkes-Barre PA Finance Authority College
Revenue (King's College Project) VRDO	0.170%	9/7/12 LOC	6,635	6,635
Wilson PA School District GO	1.250%	5/15/13	3,705	3,730
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.270%	9/7/12 LOC	3,360	3,360
				2,477,441
Puerto Rico (1.2%)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	9/7/12	20,934	20,934
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	9/7/12	8,250	8,250
				29,184
Total Tax-Exempt Municipal Bonds (Cost $2,506,625)				2,506,625
Other Assets and Liabilities-Net (-0.1%)				(2,627)
Net Assets (100%)				2,503,998

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $649,909,000, representing 26.0% of net assets.
2 Adjustable-rate security.

Pennsylvania Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Pennsylvania (98.6%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,583
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	3,725	3,757
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,880	2,905
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,000	2,017
Allegheny County PA GO	5.375%	11/1/12 (Prere.)	2,645	2,668
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,129
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,625
Allegheny County PA GO	5.000%	11/1/22	2,425	2,855
Allegheny County PA GO	5.000%	11/1/23	2,570	3,001
Allegheny County PA GO	5.000%	11/1/27	2,575	2,900
Allegheny County PA GO	5.000%	11/1/29	4,000	4,447
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/24	6,750	8,312
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.180%	9/4/12	11,600	11,600
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	1,545	1,694
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	1,000	1,068
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,595
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,245
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,960
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	886
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/13	2,000	2,070
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,614
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	25,000	27,119
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/15	2,000	2,226

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	7,000	8,278
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,413
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.018%	2/1/21	5,000	4,816
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,503
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	6,097
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	12,337
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,547
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.118%	2/1/37	3,000	2,544
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	12,163
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.180%	9/7/12	4,900	4,900
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,938
Allegheny County PA Sanitation Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,454
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/19 (4)	3,250	3,854
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,630
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,713
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	4,038
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,933
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,620
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,656
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,035
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,857
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,254
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,322
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,186
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,440
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,030

Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical Center
Project)	5.700%	10/1/14 (14)	2,435	2,524
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,038
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,309
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	5,725	6,300
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	10,000	10,988
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	6,480	6,924
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	14,261
Bristol Borough PA School District GO	5.250%	9/1/15 (Prere.)	3,635	4,158
Bucks County PA GO	5.000%	6/1/19	2,500	3,105
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village
Project)	6.000%	10/1/12 (Prere.)	2,600	2,638
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,331
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,305
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,986
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.170%	9/7/12 LOC	1,640	1,640
Catholic Health East Pennsylvania Health
Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,322
Catholic Health East Pennsylvania Health
Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,554
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,000	8,237
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,400
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	7,387
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	2,250	2,606
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	6,042
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	4,186
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,777
Chester County PA GO	5.000%	7/15/26	4,345	5,059
Chester County PA GO	5.000%	7/15/27	5,000	5,822
Chester County PA GO	5.000%	11/15/30	3,740	4,532
Chester County PA GO	5.000%	11/15/31	2,350	2,830
Chester County PA GO	5.000%	11/15/32	1,000	1,199
Chester County PA GO	5.000%	11/15/32	3,990	4,859
Chester County PA GO	5.000%	11/15/33	4,000	4,844
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,197
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	693
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	838

Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,666
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,026
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,355
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,862
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,069
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,673
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,050
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,400
Coatesville PA School District GO	5.250%	8/15/14 (Prere.)	6,645	7,285
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,991
Cumberland County PA Municipal Authority
Retirement Community Revenue (Wesley
Affiliated Services Inc.)	7.250%	1/1/13 (Prere.)	7,360	7,604
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,807
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,216
2 Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	1,510	1,736
2 Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,233
2 Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	2,605	2,892
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,833
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,000	16,938
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	14,405	15,354
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital
Project)	5.500%	7/1/13 (ETM)	1,105	1,145
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,927
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,276
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,149
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,139
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	691
Delaware County PA GO	5.000%	10/1/13	2,900	3,048
Delaware County PA GO	5.000%	10/1/14	3,905	4,279
Delaware County PA GO	5.000%	10/1/16	3,240	3,806

Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	13,000	13,102
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.190%	9/7/12	3,360	3,360
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.190%	9/7/12	4,175	4,175
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/19 (14)	1,645	1,818
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,951
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/20 (14)	1,735	1,918
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,348
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/21 (14)	1,825	2,017
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/22 (14)	1,920	2,122
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/23 (14)	2,020	2,233
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.700%	1/1/23 (4)	8,345	8,367
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,051
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	9/7/12 LOC	11,990	11,990
Downingtown PA Area School District GO	5.000%	11/1/18	4,750	5,840
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/20 (12)	5,060	5,555
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/21 (12)	3,000	3,274
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/22 (12)	3,455	3,740
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,776
Emmaus PA General Authority Revenue VRDO	0.170%	9/7/12 LOC	4,300	4,300
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,289
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,363
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,080
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,500	18,908
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,557
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	23,043
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.150%	9/4/12	9,700	9,700
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.160%	9/4/12	1,270	1,270

Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.180%	9/4/12	7,400	7,400
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.180%	9/7/12	5,225	5,225
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	3,070
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	18,245	19,657
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,028
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,860
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,731
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,721
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,395
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,056
Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,142
Kiski PA Area School District GO	4.000%	3/1/23 (4)	1,875	2,115
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,998
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,923
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,268
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,253
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,234
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,202
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	885
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,673
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,361
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/36	12,370	13,025
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	7/1/42	6,000	6,561
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.210%	9/4/12 LOC	1,000	1,000
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	1,135	1,264
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	3,089
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,357
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	1,995	2,007
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	10,618
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	2,775	3,125
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	10,000	10,779
Lehigh County PA Industrial Development
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,489

Lower Merion PA School District GO	5.000%	9/1/28	7,845	9,031
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,909
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,738
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,360	1,874
Luzerne County PA GO	0.000%	11/15/12 (Prere.)	2,390	1,782
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,983
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,236
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,277
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	6,004
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,217
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,305
1 Manheim Township PA School District GO TOB
VRDO	0.170%	9/7/12 LOC	1,500	1,500
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,951
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,887
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,157
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	389
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,325
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,085
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	3,106
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,124
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,705
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/20	1,000	1,191
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/21	1,400	1,677
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,549
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	3,900	4,275
Montgomery County PA GO	5.000%	10/15/28	13,235	14,995
Montgomery County PA GO	5.000%	10/15/31	6,450	7,308
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,558
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	12,000	13,528
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,849
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,405
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,099

Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,362
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	6,000	6,594
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,964
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,793
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,518
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	8,044
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	16,527
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,065	1,193
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,551
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/24	1,070	1,214
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/25	1,290	1,457
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	3,250	3,624
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	9,280	9,483
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	6,165
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,291
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,352
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	7,095
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,663
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,000	5,280
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.180%	9/7/12	2,200	2,200
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.180%	9/7/12	700	700
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,853
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,472
Parkland PA School District GO	5.375%	9/1/16 (14)	2,000	2,359
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,994

Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project)	7.000%	7/15/39	7,000	8,363
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,500	8,697
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,699
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,604
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	7,970
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,848
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,116
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,741
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	10,007
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	8,408
Pennsylvania GO	5.000%	9/1/13	1,200	1,257
Pennsylvania GO	4.375%	2/1/14 (Prere.)	2,300	2,433
Pennsylvania GO	5.000%	2/15/14	4,930	5,266
Pennsylvania GO	5.250%	7/1/15	15,000	17,025
Pennsylvania GO	5.000%	2/15/16	16,000	18,440
Pennsylvania GO	5.000%	3/15/16	11,855	13,703
Pennsylvania GO	5.000%	4/15/16	18,690	21,666
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,575
Pennsylvania GO	5.000%	8/1/16	5,000	5,854
Pennsylvania GO	5.000%	5/1/17	6,000	7,162
Pennsylvania GO	5.000%	7/1/17	16,000	19,188
Pennsylvania GO	5.375%	7/1/17	2,800	3,408
Pennsylvania GO	5.000%	8/1/17	10,000	12,020
Pennsylvania GO	5.000%	11/1/17	2,000	2,420
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,278
Pennsylvania GO	5.000%	2/15/18	12,745	15,432
Pennsylvania GO	5.000%	5/1/18	26,150	31,824
Pennsylvania GO	5.000%	5/1/19	18,520	22,834
Pennsylvania GO	5.000%	7/1/19	31,900	39,452
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	12,504
Pennsylvania GO	5.000%	7/1/20	7,225	9,024
Pennsylvania GO	5.000%	11/15/20	8,740	10,970
Pennsylvania GO	5.000%	6/1/21	8,000	10,059
Pennsylvania GO	5.375%	7/1/21	16,000	20,644
Pennsylvania GO	5.000%	7/1/22	10,000	12,702
Pennsylvania GO	5.000%	6/1/23	11,575	14,568
Pennsylvania GO	5.000%	11/15/24	16,870	20,826

Pennsylvania GO	5.000%	11/15/25	18,740	22,975
Pennsylvania GO	5.000%	6/1/26	10,000	12,322
Pennsylvania GO	5.000%	11/15/26	6,705	8,181
Pennsylvania GO	5.000%	6/1/27	10,000	12,264
Pennsylvania GO	5.000%	6/1/28	10,000	12,209
1 Pennsylvania GO TOB VRDO	0.180%	9/7/12	1,000	1,000
1 Pennsylvania GO TOB VRDO	0.180%	9/7/12	2,820	2,820
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	14,933
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,347
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,326
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.160%	9/7/12 LOC	2,970	2,970
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.759%	7/1/17 (10)	4,430	4,279
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,128
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	522
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.160%	9/7/12 LOC	4,400	4,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,953
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,753
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,846
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,280
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,924
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,298
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,427
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.170%	9/7/12 LOC	1,400	1,400
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.500%	5/1/13 (Prere.)	6,680	6,907
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,207
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	3,391
2 Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,230
2 Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	3,150	3,389
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,561
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	6,429

Pennsylvania Higher Educational Facilities
Authority Revenue (Robert Morris College)
PUT	0.400%	5/1/13 LOC	2,000	2,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	10,260	10,574
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/37 (10)	3,500	3,557
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,435
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	7,270	8,001
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.170%	9/7/12 LOC	4,900	4,900
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,738
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	14,245
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.375%	1/1/13 (Prere.)	4,435	4,511
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/20	300	356
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/22	300	359
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,523
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,107
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/42	1,300	1,446
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.180%	9/7/12 LOC	2,000	2,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/17	3,420	4,120
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,372
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,535
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	4,036
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,901

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,673
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	10,763
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,454
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	2,941
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,509
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,448
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,294
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,683
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	11,630	12,890
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,626
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,355
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,582
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	2,013
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	5,745	6,239
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,126
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,423
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,249
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,093
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,161
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	3,161

Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,597
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,599
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/25	2,000	2,242
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,589
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	3,835	3,911
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,105
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/21	3,000	3,656
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	20,435
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/20	6,000	7,440
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/21	2,000	2,440
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,899
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,642
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	19,521
Pennsylvania State University Revenue	5.250%	8/15/18	1,200	1,469
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,084
Pennsylvania State University Revenue	5.000%	3/1/20	1,930	2,309
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,463
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,350
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,566
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,268
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,504
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,321
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	7,004
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,463
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,131
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	8,179
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,738
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,797
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	1,000	1,125
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,357
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,529
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,388
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/13 (12)	2,500	2,551
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/14 (12)	1,565	1,661

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	13,617
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,196
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,271
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,313
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	9,375	11,941
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,342
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,940
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	19,151
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	17,312
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,998
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,566
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	3,075
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,671
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,405
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,725
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,656
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	26,320
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,300
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	19,632
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	35,750	39,188
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	26,249
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,221
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,305
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	5,647
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.240%	9/7/12	9,000	9,000
Pennsylvania Turnpike Commission Revenue
VRDO	0.190%	9/7/12	5,200	5,200
Philadelphia Authority for Industrial
Development (Chestnut Hill College Project)
VRDO	0.170%	9/7/12 LOC	4,410	4,410
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/13	3,260	3,388
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,047
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,629
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,665
Philadelphia PA Airport Revenue	5.000%	6/15/17	1,000	1,154
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,694
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,565
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,470
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,747
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,724
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	3,000	3,312
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	15,010
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,346
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,284
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,429
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,117
Philadelphia PA Gas Works Revenue VRDO	0.150%	9/7/12 LOC	700	700
Philadelphia PA Gas Works Revenue VRDO	0.150%	9/7/12 LOC	1,500	1,500
Philadelphia PA Gas Works Revenue VRDO	0.170%	9/7/12 LOC	2,300	2,300
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,501
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,732
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,380

Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,590
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,658
Philadelphia PA GO	5.875%	8/1/31	800	873
Philadelphia PA GO	6.000%	8/1/36	7,430	8,755
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	4,017
Philadelphia PA GO	6.500%	8/1/41	3,785	4,617
Philadelphia PA GO VRDO	0.150%	9/7/12 LOC	2,200	2,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	22,469
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,767
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	9/4/12	1,100	1,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	9/4/12	15,700	15,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	9/4/12	15,350	15,350
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.180%	9/4/12	2,140	2,140
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,206
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	2,250	2,374
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	5,244
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,781
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,951
Philadelphia PA School District GO	5.000%	9/1/18	2,845	3,269
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,443
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,745
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,725
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	6,056
Philadelphia PA School District GO	6.000%	9/1/38	20,000	22,731
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/12 (Prere.)	5,040	5,082
Philadelphia PA Water & Waste Water Revenue	5.250%	11/1/12 (Prere.)	5,460	5,506
Philadelphia PA Water & Waste Water Revenue	5.375%	11/1/12 (Prere.)	4,155	4,191
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,509
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,135
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,629
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,880
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,807
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	11,090
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,818
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	3,000	3,357

Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/22 (4)	1,470	1,697
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,517
Pittsburgh PA GO	5.500%	9/1/14 (2)	4,430	4,571
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,912
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,678
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,516
Pittsburgh PA School District GO	5.000%	9/1/23	1,630	1,964
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,195
3 Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	6,595	7,029
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	5,556
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (ETM)	1,935	1,269
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/28 (ETM)	1,365	858
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	20,000	9,185
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,226
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	949
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,820
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,119
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,116
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,358
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,992
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,566
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	3,850	4,197
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,706
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,868
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (12)	5,000	5,287
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,841
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	5,530	5,885
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	23,420
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,007
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,725
Southeastern Pennsylvania Transportation
Authority Revenue VRDO	0.180%	9/4/12 LOC	2,600	2,600
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	16,188
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,460

State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/19 (4)	950	1,130
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/21 (4)	1,050	1,260
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,304
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.250%	6/1/13 (Prere.)	9,280	9,624
Swarthmore Borough Authority PA College
Revenue	5.000%	9/15/30	16,000	18,346
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,245	2,602
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,309
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,387
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,714
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,540
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,650
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,084
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,725
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,423
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,621
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	8,289
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,200	1,280
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	3,989
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	5,865	6,756
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,822
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,538
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,709
Wilkes-Barre PA Finance Authority College
Revenue (King's College Project) VRDO	0.170%	9/7/12 LOC	3,445	3,445
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,124

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,521
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,276
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	3,051
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,153
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,368
York County PA GO	5.000%	6/1/33 (14)	6,000	6,609
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/13 (14)	6,750	7,165
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/14 (14)	4,050	4,477
				3,176,668
Puerto Rico (1.5%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	6,097
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,709
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (ETM)	13,120	16,786
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (14)	2,880	3,272
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/30 (3)	14,905	5,535
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/31 (3)	28,695	9,812
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
				47,224
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/12	2,000	2,006
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,863
				3,869
Total Tax-Exempt Municipal Bonds (Cost $3,002,565)				3,227,761
Other Assets and Liabilities-Net (-0.2%)				(5,392)
Net Assets (100%)				3,222,369

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $24,445,000, representing 0.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.
3 Securities with a value of $187,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Pennsylvania Long-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,227,761	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	(3)	3,227,761	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(95)	(12,703)	(3)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $3,010,363,000. Net unrealized appreciation of investment securities for tax purposes was $217,398,000, consisting of unrealized gains of $221,528,000 on securities that had risen in value since their purchase and $4,130,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.